VOYA VARIABLE PORTFOLIOS, INC.

Voya Global Equity Portfolio

Voya Index Plus LargeCap Portfolio

(the “Portfolios”)

Supplement dated June 29, 2018,

to the Portfolios’ Class ADV, Class I, Class S, Class S2, and Class T Prospectus

(the “Prospectus”), and related Statement of Additional Information (the “SAI”),

each dated May 1, 2018

Effective June 30, 2018, James Ying no longer serves as a portfolio manager for the Portfolios. Effective June 30, 2018, the Portfolios’ Prospectus and SAI are hereby revised as follows:

1.	All references to James Ying as a portfolio manager for the Portfolios are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Prospectus for Voya Global Equity Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Vincent Costa, CFA	Steve Wetter
Portfolio Manager (since 04/12)	Portfolio Manager (since 05/18)

Kai Yee Wong
Portfolio Manager (since 05/18)

3.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Prospectus for Voya Index Plus LargeCap Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Vincent Costa, CFA	Steve Wetter
Portfolio Manager (since 05/06)	Portfolio Manager (since 09/13)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE